RENTAL INCOME (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Minimum rentals
Operating Leases, Income Statement, Minimum Lease Revenue	$ 15,821,401	$ 14,047,690	$ 14,840,289
Contingent rentals
Operating Leases, Income Statement, Contingent Revenue	708,662	808,675	1,121,844
Total	16,530,063	14,856,365	15,962,133
Company Owned Property [Member]
Minimum rentals
Operating Leases, Income Statement, Minimum Lease Revenue	9,920,860	8,564,516	8,071,157
Contingent rentals
Operating Leases, Income Statement, Contingent Revenue	386,815	483,948	485,350
Leased Property [Member]
Minimum rentals
Operating Leases, Income Statement, Minimum Lease Revenue	5,900,541	5,483,174	6,769,132
Contingent rentals
Operating Leases, Income Statement, Contingent Revenue	$ 321,847	$ 324,727	$ 636,494